Form N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Victory Portfolios II
Entity Central Index Key	0001547580
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Nov. 01, 2025
Supplement to Prospectus [Text Block]	Victory Portfolios IIVictoryShares Core Intermediate Bond ETF
(the “Fund”)
Supplement dated February 25, 2026,
to the Prospectus and Summary Prospectus dated November 1, 2025 (“Prospectus”)Effective February 25, 2026, the Board of Trustees of Victory Portfolios II approved a change to the expense limitation agreement for the Fund. As a result, the following information replaces the “Fund Fees and Expenses” section of the Prospectus.Fund Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(paid directly from your investment)NoneAnnual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)Management Fees0.30%Other Expenses0.08%Total Annual Fund Operating Expenses0.38%Fee Waiver/Expense Reimbursement(0.13)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.25%[1]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.25% through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:1 Year3 Years5 Years10 Years$26$109$200$468